Note 13 - Retirement and Pension Plans - Actuarial Assumptions (Details)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Discount rate, benefit obligations	0.90%	0.70%
Discount rate, net periodic costs	0.70%	1.30%	1.70%
Expected long-term rate of return on plan assets, net periodic costs	2.90%	3.00%	2.60%
Rate of increase in compensation, benefit obligations	3.10%	3.10%
Rate of increase in compensation, net periodic costs	3.10%	3.20%	3.20%